Private Placement (Details) - Private Placement [Member] - USD ($)	1 Months Ended
	Apr. 27, 2022	Apr. 22, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering (in Shares)		313,500
Sale of units per share		$ 10
Sale of units in initial public offering aggragate amount (in Dollars)		$ 3,135,000
Warrant exercisable		$ 11.5
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering (in Shares)	30,000
Sale of units per share	$ 10
Sale of units in initial public offering aggragate amount (in Dollars)	$ 300,000